Jun-13-08 01:54pm From-NEW YORK STOCK EXCHANGE +212 656 5893 T-527 P.002/002 F-281

Paras Madho
Director
Securities Operations

NYSE Group

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5076 | f 212.656.5893
pmadho@nyse.com

June 13, 2008

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Badger Meter, Inc. Common Stock and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on June 13, 2008. Tentative listing date – June 17, 2008.

Sincerely,

Paras Madho

END